Consolidating financial Statements (Tables)	12 Months Ended
Dec. 31, 2011
Consolidating Statements of Income

Consolidating Statements of Income

	DaVita Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Total
For the year ended December 31, 2011
Patient service operating revenues	$—	$5,040,599	$1,471,910	$(49,699)	$6,462,810
Less: Provision for uncollectible accounts related to patient service operating revenues	—	(127,049)	(63,185)	—	(190,234)

Net patient service operating revenues	—	4,913,550	1,408,725	(49,699)	6,272,576
Other revenues	457,460	486,989	69,708	(494,753)	519,404

Total net operating revenues	457,460	5,400,539	1,478,433	(544,452)	6,791,980
Operating expenses	301,255	4,699,956	1,204,439	(544,452)	5,661,198

Operating income	156,205	700,583	273,994	—	1,130,782
Debt (expense)	(242,730)	(218,182)	(9,215)	229,037	(241,090)
Other income, net	229,658	1,583	778	(229,037)	2,982
Income tax expense	56,681	248,139	10,924	—	315,744
Equity earnings in subsidiaries	391,549	184,404	—	(575,953)	—

Income from continuing operations	478,001	420,249	254,633	(575,953)	576,930
Discontinued operations net of (loss) gain on disposal of discontinued operations	—	(4,191)	656	—	(3,535)

Net income	478,001	416,058	255,289	(575,953)	573,395
Less: Net income attributable to noncontrolling interests	—	—	—	(95,394)	(95,394)

Net income attributable to DaVita Inc.	$478,001	$416,058	$255,289	$(671,347)	$478,001

For the year ended December 31, 2010
Patient service operating revenues	$—	$4,833,255	$1,229,013	$(18,725)	$6,043,543
Less: Provision for uncollectible accounts related to patient service operating revenues	—	(120,112)	(46,189)	—	(166,301)

Net patient service operating revenues	—	4,713,143	1,182,824	(18,725)	5,877,242
Other revenues	431,780	362,194	59,246	(458,713)	394,507

Total net operating revenues	431,780	5,075,337	1,242,070	(477,438)	6,271,749
Operating expenses	259,302	4,495,604	997,721	(477,438)	5,275,189

Operating income	172,478	579,733	244,349	—	996,560
Debt (expense)	(257,243)	(163,034)	(1,277)	165,565	(255,989)
Other income, net	165,934	1,837	1,213	(165,565)	3,419
Income tax expense	31,656	220,867	7,529	—	260,052
Equity earnings in subsidiaries	356,170	157,278	—	(513,448)	—

Income from continuing operations	405,683	354,947	236,756	(513,448)	483,938
Income from operations of discontinued operations net of tax	—	172	109	—	281

Net income	405,683	355,119	236,865	(513,448)	484,219
Less: Net income attributable to noncontrolling interests	—	—	—	(78,536)	(78,536)

Net income attributable to DaVita Inc.	$405,683	$355,119	$236,865	$(591,984)	$405,683

For the year ended December 31, 2009
Patient service operating revenues	$—	$4,711,694	$1,070,979	$(24,727)	$5,757,946
Less: Provision for uncollectible accounts related to patient service operating revenues	—	(108,031)	(48,364)	—	(156,395)

Net patient service operating revenues	—	4,603,663	1,022,615	(24,727)	5,601,551
Other revenues	401,058	294,145	76,415	(428,916)	342,702

Total net operating revenues	401,058	4,897,808	1,099,030	(453,643)	5,944,253
Operating expenses	246,578	4,267,001	944,689	(453,643)	5,004,625

Operating income	154,480	630,807	154,341	—	939,628
Debt (expense)	(188,109)	(181,853)	(1,721)	185,928	(185,755)
Other income, net	186,189	2,718	727	(185,928)	3,706
Income tax expense	60,414	218,618	(819)	—	278,213
Equity earnings in subsidiaries	330,538	94,964	—	(425,502)	—

Income from continuing operations	422,684	328,018	154,166	(425,502)	479,366
Income from operations of discontinued operations net of tax	—	180	213	—	393

Net income	422,684	328,198	154,379	(425,502)	479,759
Less: Net income attributable to noncontrolling interests	—	—	—	(57,075)	(57,075)

Net income attributable to DaVita Inc.	$422,684	$328,198	$154,379	$(482,577)	$422,684

Consolidating Statements of Comprehensive Income

Consolidating Statements of Comprehensive Income

	DaVita Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Total
For the year ended December 31, 2011
Net income	$478,001	$416,058	$255,289	$(575,953)	$573,395
Other comprehensive (loss)	(19,987)	—	—	—	(19,987)

Total comprehensive income	458,014	416,058	255,289	(575,953)	553,408
Less: Comprehensive income attributable to the noncontrolling interest	—	—	—	(95,394)	(95,394)

Comprehensive income attributable to DaVita Inc.	$458,014	$416,058	$255,289	$(671,347)	$458,014

For the year ended December 31, 2010
Net income	$405,683	$355,119	$236,865	$(513,448)	$484,219
Other comprehensive income	6,051	—	—	—	6,051

Total comprehensive income	411,734	355,119	236,865	(513,448)	490,270
Less: Comprehensive income attributable to the noncontrolling interest	—	—	—	(78,536)	(78,536)

Comprehensive income attributable to DaVita Inc.	$411,734	$355,119	$236,865	$(591,984)	$411,734

For the year ended December 31, 2009
Net income	$422,684	$328,198	$154,379	$(425,502)	$479,759
Other comprehensive income	8,791	—	—	—	8,791

Total comprehensive income	431,475	328,198	154,379	(425,502)	488,550
Less: Comprehensive income attributable to the noncontrolling interest	—	—	—	(57,075)	(57,075)

Comprehensive income attributable to DaVita Inc.	$431,475	$328,198	$154,379	$(482,577)	$431,475

Consolidating Balance Sheets

Consolidating Balance Sheets

	DaVita Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Total
As of December 31, 2011
Cash and cash equivalents	$365,276	$—	$28,476	$—	$393,752
Accounts receivable, net	—	926,041	269,122	—	1,195,163
Other current assets	14,665	598,721	79,307	—	692,693

Total current assets	379,941	1,524,762	376,905	—	2,281,608
Property and equipment, net	78,038	971,867	382,746	—	1,432,651
Amortizable intangible assets, net	53,276	95,900	10,315	—	159,491
Investments in subsidiaries	6,696,039	1,089,920	—	(7,785,959)	—
Intercompany receivables	—	472,200	253,447	(725,647)	—
Other long-term assets and investments	11,388	56,134	3,924	—	71,446
Goodwill	—	3,903,542	1,043,434	—	4,946,976

Total assets	$7,218,682	$8,114,325	$2,070,771	$(8,511,606)	$8,892,172

Current liabilities	$148,994	$889,172	$114,950	$—	$1,153,116
Intercompany payables	271,890	—	453,757	(725,647)	—
Long-term debt and other long-term liabilities	4,351,346	585,675	55,694	—	4,992,715
Noncontrolling interests subject to put provisions	305,377	—	—	172,839	478,216
Total DaVita Inc. shareholders’ equity	2,141,075	6,639,478	1,146,481	(7,785,959)	2,141,075
Noncontrolling interest not subject to put provisions	—	—	299,889	(172,839)	127,050

Total equity	2,141,075	6,639,478	1,446,370	(7,958,798)	2,268,125

Total liabilities and equity	$7,218,682	$8,114,325	$2,070,771	$(8,511,606)	$8,892,172

As of December 31, 2010
Cash and cash equivalents	$856,803	$—	$3,314	$—	$860,117
Accounts receivable, net	—	895,955	153,021	—	1,048,976
Other current assets	11,231	653,670	48,860	—	713,761

Total current assets	868,034	1,549,625	205,195	—	2,622,854
Property and equipment, net	30,409	888,927	251,472	—	1,170,808
Amortizable intangible assets, net	58,967	98,795	4,873	—	162,635
Investments in subsidiaries	6,154,398	555,579	—	(6,709,977)	—
Intercompany receivables	—	516,286	208,030	(724,316)	—
Other long-term assets and investments	8,951	56,996	873	—	66,820
Goodwill	—	3,731,983	359,324	—	4,091,307

Total assets	$7,120,759	$7,398,191	$1,029,767	$(7,434,293)	$8,114,424

Current liabilities	$61,384	$786,114	$76,847	$—	$924,345
Intercompany payables	611,919	—	112,397	(724,316)	—
Long-term debt and other long-term liabilities	4,210,703	539,620	19,570	—	4,769,893
Noncontrolling interests subject to put provisions	258,331	—	—	124,721	383,052
Total DaVita Inc. shareholders’ equity	1,978,422	6,072,457	637,520	(6,709,977)	1,978,422
Noncontrolling interest not subject to put provisions	—	—	183,433	(124,721)	58,712

Total equity	1,978,422	6,072,457	820,953	(6,834,698)	2,037,134

Total liabilities and equity	$7,120,759	$7,398,191	$1,029,767	$(7,434,293)	$8,114,424

Consolidating Statements of Cash Flows

Consolidating Statements of Cash Flows

	DaVita Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Total
For the year ended December 31, 2011
Cash flows from operating activities:
Net income	$478,001	$416,058	$255,289	$(575,953)	$573,395
Changes in operating assets and liabilities and non cash items included in net income	(268,798)	325,807	(26,311)	575,953	606,651

Net cash provided by operating activities	209,203	741,865	228,978	—	1,180,046

Cash flows from investing activities:
Additions of property and equipment, net	(52,653)	(232,540)	(114,963)	—	(400,156)
Acquisitions	—	(1,048,136)	(29,306)	—	(1,077,442)
Proceeds from asset sales	—	75,183	—	—	75,183
Proceeds from investment sales and other items	(6,077)	9,264	—	—	3,187

Net cash used in by investing activities	(58,730)	(1,196,229)	(144,269)	—	(1,399,228)

Cash flows from financing activities:
Long-term debt and related financing costs, net	113,762	(1,896)	15,794	—	127,660
Intercompany borrowing	(464,564)	460,262	4,302	—	—
Other items	(291,198)	(4,002)	(79,643)	—	(374,843)

Net cash (used in) provided by financing activities	(642,000)	454,364	(59,547)	—	(247,183)

Net (decrease) increase in cash and cash equivalents	(491,527)	—	25,162	—	(466,365)
Cash and cash equivalents at beginning of the year	856,803	—	3,314	—	860,117

Cash and cash equivalents at the end of the year	$365,276	$—	$28,476	$—	$393,752

For the year ended December 31, 2010
Cash flows from operating activities:
Net income	$405,683	$355,119	$236,865	$(513,448)	$484,219
Changes in operating assets and liabilities and non cash items included in net income	(319,090)	136,348	24,758	513,448	355,464

Net cash provided by operating activities	86,593	491,467	261,623	—	839,683

Cash flows from investing activities:
Additions of property and equipment, net	(24,118)	(199,147)	(50,337)	—	(273,602)
Acquisitions	—	(188,502)	—	—	(188,502)
Proceeds from asset sales	—	22,727	—	—	22,727
Proceeds from investment sales and other items	(470)	3,214	—	—	2,744

Net cash used in investing activities	(24,588)	(361,708)	(50,337)	—	(436,633)

Cash flows from financing activities:
Long-term debt and related financing costs, net	563,350	1,987	(4,391)	—	560,946
Intercompany borrowing	255,351	(121,887)	(133,464)	—	—
Other items	(558,453)	(9,859)	(75,026)	—	(643,338)

Net cash provided by (used in) financing activities	260,248	(129,759)	(212,881)	—	(82,392)

Net increase (decrease) in cash and cash equivalents	322,253	—	(1,595)	—	320,658
Cash and cash equivalents at beginning of the year	534,550	—	4,909	—	539,459

Cash and cash equivalents at the end of the year	$856,803	$—	$3,314	$—	$860,117

Consolidating Statements of Cash Flows

	DaVita Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Total
For the year ended December 31, 2009
Cash flows from operating activities:
Net income	$422,684	$328,198	$154,379	$(425,502)	$479,759
Changes in operating assets and liabilities and non cash items included in net income	(257,591)	(58,813)	77,853	425,502	186,951

Net cash provided by operating activities	165,093	269,385	232,232	—	666,710

Cash flows from investing activities:
Additions of property and equipment, net	(1,748)	(207,738)	(65,119)	—	(274,605)
Acquisitions	—	(87,617)	—	—	(87,617)
Proceeds from asset sales	—	7,697	—	—	7,697
Proceeds from investment sales and other items	11,631	(3,166)	—	—	8,465

Net cash provided by (used in) investing activities	9,883	(290,824)	(65,119)	—	(346,060)

Cash flows from financing activities:
Long-term debt	(60,619)	(1,962)	1,307	—	(61,274)
Intercompany borrowing	101,254	20,885	(122,139)	—	—
Other items	(78,637)	2,516	(54,677)	—	(130,798)

Net cash (used in) provided by financing activities	(38,002)	21,439	(175,509)	—	(192,072)

Net increase (decrease) in cash and cash equivalents	136,974	—	(8,396)	—	128,578
Cash and cash equivalents at beginning of the year	397,576	—	13,305	—	410,881

Cash and cash equivalents at the end of the year	$534,550	$—	$4,909	$—	$539,459